IMPORTANT NOTICE REGARDING CHANGE IN

SUB-ADVISER

WISDOMTREE TRUST

(the "Trust")

Supplement dated June 1, 2020

To the

Summary Prospectus, Statutory Prospectus and

Statement of Additional Information

for the

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

(the "Fund")

As previously communicated in a supplement dated April 17, 2020, at the recommendation of WisdomTree Asset Management, Inc., the Fund's investment adviser, the Board of Trustees of the Trust, with respect to the Fund, previously approved changing the Fund's index, investment objective, investment strategies, and sub-adviser, as reflected in the currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information. The change to the Fund's sub-adviser is scheduled to go into effect on June 4, 2020, subsequent to the effective date of the new Summary Prospectus, Statutory Prospectus and Statement of Additional Information dated June 1, 2020. Accordingly, the following information supplements and amends the Summary Prospectus and Statutory Prospectus dated June 1, 2020, until June 4, 2020.

The following information revises the corresponding information appearing under the sub-heading "Investment Adviser and Sub-Adviser" in the "Management" section of the Prospectus and Summary Prospectus:

WisdomTree Asset Management, Inc. ("WisdomTree Asset Management" or the "Adviser") serves as investment adviser to the Fund. Mellon Investments Corporation (the "Sub-Adviser") serves as sub-adviser to the Fund.

The following information revises the corresponding information appearing under the sub-heading "Portfolio Managers" in the "Management" section of the Prospectus and Summary Prospectus:

The Fund is managed by the Sub-Adviser's Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are described below.

Paul Benson, CFA, CAIA, Managing Director, Head of Fixed Income Portfolio Management, has been a portfolio manager of the Fund since October 2015.

Stephanie Shu, CFA, Director, Senior Portfolio Manager, Fixed Income, has been a portfolio manager of the Fund since October 2015.

Other information included in the Prospectus and Statement of Additional Information relating to the Fund's Sub-Adviser and the Fund's Portfolio Managers remains unchanged until June 4, 2020.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-HYZD-0620